Financial Instruments (Details Textual 1) - Interest rate risk [member] - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 9,258,603	$ 19,851,138
Interest rate	0.80%
Term deposit period	3 months
Cash And Cash Equivalent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 9,196,892	14,399,904
Interest rate	0.12%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of 0.60 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 3,448,551	$ 1,354,771	$ 2,552,615
Interest rate	0.60%	0.60%	0.60%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 66,841	$ 66,534	$ 114,990
Interest rate	0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.05 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 83,932	$ 45,486	$ 63,791
Interest rate	0.05%	0.05%	0.05%
Cash And Cash Equivalent [Member] | Interest Rate Of 0 Percent Two [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 5,403,402	$ 15	$ 135
Interest rate	0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.03 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 6,308,538
Interest rate			0.03%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.03 Percent [Member] | USD [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 4,675,242
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Three Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 9,726,016
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Three Percent [Member] | USD [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 3,716,309	6,836,116
Cash And Cash Equivalent [Member] | Interest Rate Of 1.50 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 2,012,329
Interest rate		1.50%
Term deposit period		3 months
Maturity Date		Aug. 26, 2019
Cash And Cash Equivalent [Member] | Interest Rate Of 1.85 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 1,000,000
Interest rate		1.85%
Term deposit period		3 months
Maturity Date		Jul. 27, 2019
Cash And Cash Equivalent [Member] | Interest Rate Of 2.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 42,713
Interest rate		2.00%
Term deposit period		3 months
Maturity Date		Sep. 07, 2019
Cash And Cash Equivalent [Member] | Interest Rate Of One 2.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 150,000
Interest rate		2.00%
Term deposit period		3 months
Maturity Date		Sep. 11, 2019
Cash And Cash Equivalent [Member] | Interest Rate Of 0 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 9,726,016
Term Deposit [Member] | Interest Rate One Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 3,000,000
Interest rate			2.40%
Term deposit period			3 months
Maturity Date			Sep. 25, 2018
Term Deposit [Member] | Interest Rate Two Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 3,000,000
Interest rate			2.40%
Term deposit period			3 months
Maturity Date			Aug. 03, 2018
Term Deposit [Member] | Interest Rate Three Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 42,713
Interest rate			2.40%
Term deposit period			3 months
Maturity Date			Sep. 07, 2018
Term Deposit [Member] | Interest Rate Four Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 150,000
Interest rate			2.40%
Term deposit period			3 months
Maturity Date			Sep. 11, 2018
Term Deposit [Member] | Interest Rate Of 0.80% Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 42,713
Interest rate	0.80%
Term deposit period	3 months
Maturity Date	Sep. 07, 2020
Term Deposit [Member] | Interest Rate Of 0.80% Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 150,000
Interest rate	0.80%
Term deposit period	3 months
Maturity Date	Sep. 11, 2020